Repurchases Of Common Stock (Summary Of Authorized Stock Repurchases) (Details) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
Summary Of Authorized Stock Repurchases [Roll Forward]
Authorized repurchase - as of January 1, 2013		$ 133,640,000
Additional board authorization		250,000,000
Proceeds from the exercise of stock options	5,864,000	10,519,000
Repurchase of common stock from open market	(24,906,000)	(71,388,000)
Authorized repurchase - as of June 30, 2013	$ 322,771,000	$ 322,771,000